HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 90.0%
Airlines: 3.8%
125,000	Southwest Airlines Co.	$4,272,500

Apparel & Shoe Retail: 3.2%
50,000	Boot Barn Holdings, Inc. [1]	1,078,000
350,000	Duluth Holdings, Inc. - Class B [1]	2,579,500
		3,657,500
Biotechnology: 4.2%
31,716	Emergent BioSolutions, Inc. [1]	2,508,101
25,000	Exact Sciences Corp. [1]	2,173,500
		4,681,601
Building Materials: 6.5%
25,000	Eagle Materials, Inc.	1,755,500
55,000	Owens Corning	3,066,800
100,000	U.S. Concrete, Inc. [1]	2,480,000
		7,302,300
Commercial Services: 2.0%
60,000	2U, Inc. [1]	2,277,600

Computers: 1.2%
75,000	NCR Corp. [1]	1,299,000

Entertainment: 2.3%
26,605	Cinemark Holdings, Inc.	307,288
70,000	DraftKings, Inc. - Class A [1]	2,328,200
		2,635,488
Floor Coverings Retail: 2.6%
50,000	Floor & Decor Holdings, Inc. - Class A [1]	2,882,500

Healthcare Products: 1.3%
15,000	Tandem Diabetes Care, Inc. [1]	1,483,800

Home Builders: 3.4%
198,600	Taylor Morrison Home Corp. [1]	3,830,994

Insurance: 2.9%
200,000	NMI Holdings, Inc. - Class A [1]	3,216,000

Internet: 11.3%
170,000	Revolve Group, Inc. - Class A [1]	2,526,200
200,000	Snap, Inc. - Class A [1]	4,698,000
50,000	Stitch Fix, Inc. - Class A [1]	1,247,000
65,000	Twitter, Inc. [1]	1,936,350
75,000	Uber Technologies, Inc. [1]	2,331,000
		12,738,550

Iron & Steel: 6.3%
350,000	Cleveland-Cliffs, Inc.		1,932,000
250,000	Commercial Metals Co.		5,100,000
			7,032,000
Leisure Time: 4.6%
396,377	Nautilus, Inc. [1]		3,674,415
100,000	Vista Outdoor, Inc. [1]		1,445,000
			5,119,415
Oil Companies Exploration & Production: 5.9%
440,649	Comstock Resources, Inc. [1]		1,930,042
550,000	Matador Resources Co. [1]		4,675,000
			6,605,042
Oil U.S. Royalty Trusts: 5.8%
11,000	Texas Pacific Land Trust		6,541,590

Real Estate: 3.2%
85,000	Redfin Corp. [1]		3,562,350

Restaurants: 3.0%
2,328,500	Luby's, Inc. [1,2]		3,376,325

Semiconductors: 8.5%
75,000	Cree, Inc. [1]		4,439,250
50,000	Micron Technology, Inc. [1]		2,576,000
20,000	Skyworks Solutions, Inc.		2,557,200
			9,572,450
Software: 6.0%
50,000	Schrodinger, Inc. [1]		4,578,500
10,000	Twilio, Inc. - Class A [1]		2,194,200
			6,772,700
Textiles: 1.0%
1,163,584	The Dixie Group, Inc. [1,2]		1,093,769

Transportation: 1.0%
90,000	Scorpio Tankers, Inc.		1,152,900

TOTAL COMMON STOCKS
(Cost $95,234,515)			101,106,374

Contracts (100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 5.7% [1]
Banks: 0.6%
150	The Goldman Sachs Group, Inc., Expiration: October 2020, Exercise Price: $160.00	$ 2,964,300	647,625

Commercial Services: 1.8%
400	Grand Canyon Education, Inc., Expiration: September 2020, Exercise Price: $70.00	3,621,200	898,000
150	PayPal Holdings, Inc., Expiration: October 2020, Exercise Price: $100.00	2,613,450	1,126,875
			2,024,875

Internet: 2.6%
12	Amazon.com, Inc., Expiration: January 2021, Exercise Price: $1,750.00	3,310,584	1,246,500
450	Facebook, Inc. - Class A, Expiration: November 2020, Exercise Price: $200.00	10,218,150	1,705,500
			2,952,000
Software: 0.7%
75	ServiceNow, Inc., Expiration: January 2021, Exercise Price: $320.00	3,037,950	778,500

TOTAL CALL OPTIONS PURCHASED
(Cost $5,467,176)			6,403,000

TOTAL INVESTMENTS IN SECURITIES: 95.7%
(Cost $100,701,691)			107,509,374
Other Assets in Excess of Liabilities: 4.3%			4,805,125
TOTAL NET ASSETS: 100.0%			$112,314,499

[1]	Non-income producing security.
[2]	Company is an "affiliated person" of the Hodges Fund (the "Fund"), as defined in the Investment Company Act of 1940.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$101,106,374	$-	$-	$101,106,374
Call Options Purchased	-	6,403,000	-	6,403,000
Total Investments in Securities	$101,106,374	$6,403,000	$-	$107,509,374

Affiliates Common Stocks	Share Balance June 30, 2020	Value March 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2020	Dividend Income
The Dixie Group, Inc. [1]	1,163,584	$756,329	$-	$-	$-	$337,440	$1,093,769	$-
Luby's, Inc. [1]	2,328,500	1,235,824	703,323	-	-	1,437,178	3,376,325	-
Total					$-	$1,774,618	$4,470,094	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or other controlled companies.